Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (8,205)	$ (6,894)	$ (32,511)	$ (29,410)	$ (36,336)
Other comprehensive income (loss):
Foreign currency translation adjustments	104	(104)	(395)	(262)	(27)
Net unrealized (loss) gain on marketable securities	5	3	(18)	6
Total comprehensive loss	$ (8,096)	$ (6,995)	$ (32,924)	$ (29,666)	$ (36,363)